SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

In October 2023, the Company agreed to amend the Merger Agreement principally to reflect the issuance by Cycurion of additional securities after the date of the Merger Agreement and to extend the termination date of the Merger Agreement from July 11, 2023 to December 31, 2023. The Company filed an amendment to its registration statement with the SEC on November 2, 2023 to reflect these amendments, to update the information regarding the Company and Cycurion, and to respond to outstanding comments from the SEC.

On January 9, 2024, the Company voted upon and approved a Third Charter Amendment to be filed with the Delaware Secretary of State and an amendment to the Trust Agreement. These amendments permit the Company to extend the date by which the Company must consummate a business combination to April 11, 2024 upon the payment of a nominal fee of $100. On January 9, 2024, the Company voted upon and approved a Third Charter Amendment that was filed with the Delaware Secretary of State on January 10, 2024 and the Trust Agreement Amendment. The Third Amendment Agreements permits an extension of the date by which the Company must consummate a business combination to April 11, 2024 upon the payment of a nominal fee of $100. It is uncertain that the Company will be able to consummate a Business Combination by this deadline, and if a Business Combination is not consummated by April 11, 2024 and this deadline is not extended, the Company will liquidate and subsequently dissolve.

On January 22, 2024, the Company and Alpha terminated the Forward Share Purchase Agreement without payment or further obligation on the part of any party.

On January 26, 2024, the Company’s promissory note with Cycurion, pursuant to which the Company can borrow up to an aggregate principal amount of $200,000, was amended to increase its amount to $300,000 and to extend the maturity date to the earlier of the consummation of the Business Combination or April 11, 2024.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as disclosed earlier or stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 6, 2023, at a special meeting of stockholders, the Company’s stockholders elected to redeem an aggregate of 10,729,779 shares (each share valued at approximately $10.20 per share and totaling $109,436,586).

On January 10, 2023, the Company, Cycurion, and Alpha Capital Anstalt (“Alpha”), entered into a Forward Share Purchase Agreement (the “Forward Purchase Agreement”). Prior to effecting the Forward Purchase Agreement, Alpha had purchased shares from an unaffiliated party which had elected to redeem 300,000 shares of Common Stock, par value $0.0001 per share. Under the terms of the Forward Purchase Agreement, once the proposed Business Combination is effective, and twelve months (or six to nine months if submitted in writing to the Company) have elapsed, Alpha may elect to sell and transfer to the Company up to that number of shares that are then held by Alpha, and the Company shall purchase from Alpha, up to that number of shares that are then held by Alpha, but not to exceed 300,000 shares in the aggregate unless otherwise agreed to in writing by all parties, at a price per share equal to the Redemption Price (as defined in the charter), pursuant to the redemption rights set forth in the Company’s amended and restated certificate of incorporation in connection with the extension of the time in which the Company had to complete a business combination under the governing documents.